Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2013
Goodwill [Line Items]
Business acquisition, goodwill	$ 1,545,424	$ 1,547,397
NetSpend Holdings Inc
Goodwill [Line Items]
Business acquisition, goodwill			$ 1,000,000	$ 1,024,434
Addition to purchase price allocation	$ 627	$ 8,500